Financial instruments by category	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Financial instruments by category
16.	Financial instruments by category

	Financial assets at FVPL	Financial assets at amortized cost	Total
	RMB’000	RMB’000	RMB’000
Financial assets

As at December 31, 2019

Trade receivables	—	83,757	83,757
Other receivables	—	4,273	4,273
Amounts due from related parties	—	1,064	1,064
Financial assets at fair value through profit or loss	122,224	—	122,224
Cash and cash equivalents	—	139,954	139,954

	122,224	229,048	351,272

As at December 31, 2020

Trade receivables	—	164,592	164,592
Other receivables	—	11,968	11,968
Amounts due from related parties	—	214	214
Financial assets at fair value through profit or loss	159,903	—	159,903
Derivative financial instruments	196	—	196
Cash and cash equivalents	—	1,375,766	1,375,766

	160,099	1,552,540	1,712,639

Financial liabilities

As at December 31, 2019

Financial instruments with preferred rights	2,106,334	—	2,106,334
Borrowings	—	23,157	23,157
Lease liabilities	—	44,487	44,487
Trade payables	—	49,955	49,955
Other payables	—	79,923	79,923
Amounts due to a related party	—	34	34

	2,106,334	197,556	2,303,890

As at December 31, 2020

Borrowings	—	64,076	64,076
Lease liabilities	—	59,601	59,601
Trade payables	—	34,071	34,071
Other payables	—	56,206	56,206
Amounts due to a related party	—	24	24

	—	213,978	213,978